Non-controlling interests - NCI Components (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries
Non-controlling interest	$ 48	$ 37	$ 40
Fideicomiso GFSSLPT, Banco Santander Mexico, S.A.
Subsidiaries
Non-controlling interest	37	23
Other subsidiaries
Subsidiaries
Non-controlling interest	$ 11	$ 14